Supplement dated January 22, 2018
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners Small Cap Growth Fund	5/1/2017
Bruce Olson, portfolio manager to the Fund for Wells Capital Management Incorporated (WellsCap), one of the Fund's subadvisers, has announced his intention to retire from WellsCap effective April 30, 2018. Therefore, effective May 1, 2018 (the Effective Date), the list of portfolio managers for WellsCap, under the caption “Fund Management” in the “Summary of VP - Partners Small Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Eberhardy, CFA, CPA	Portfolio Manager of WellsCap	Co-manager	2010
Thomas Ognar, CFA	Portfolio Manager of WellsCap	Co-manager	2010
The rest of the section, including the portfolio manager information for BMO Asset Management Corp. and Kennedy Capital Management, Inc., remains the same.
On the Effective Date, the information about the portfolio managers for WellsCap, under the caption “Portfolio Managers” in the “More Information About VP - Partners Small Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Joseph Eberhardy, CFA, CPA	Portfolio Manager of WellsCap	Co-manager	2010
Thomas Ognar, CFA	Portfolio Manager of WellsCap	Co-manager	2010
Mr. Eberhardy joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1994. Mr. Eberhardy began his investment career in 1994 and earned a B.A. from the University of Wisconsin-Milwaukee.
Mr. Ognar joined WellsCap in 2005 as part of WellsCap’s acquisition of Strong Capital Management, which he joined in 1998. Mr. Ognar began his investment career in 1993 and earned a B.S. from Miami University and an M.S. from the University of Wisconsin, Madison.
The rest of the section, including the portfolio manager information for BMO Asset Management Corp. and Kennedy Capital Management, Inc., remains the same.
Shareholders should retain this Supplement for future reference.
S-6546-101 A (1/18)